Related party disclosure (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Income from office lease	S/ 682	S/ 700	S/ 664
Fees for management and administrative services	(1,560)	(1,103)	(505)
Inversiones ASPI S.A. (ASPI) [Member]
Income
Income from office lease	12	13	12
Fees for management and administrative services	595	1,095	497
Other
Investments shares			48,585
Servicios Corporativos Pacasmayo S.A.C. (Sercopa) [Member]
Income
Income from office lease	3	13	12
Fees for management and administrative services	2	8	8
Compania Minera Ares S.A.C. (Ares) [Member]
Income
Income from land rental services	336	326	330
Income from office lease	315	348	310
Expense
Security services provided by Compania Minera Ares	1,195	1,301	1,146
Fossal S.A.A. (Fossal) [Member]
Income
Income from office lease	16
Fees for management and administrative services	46
Other
Investments shares	21,206
Fosfatos del Pacifico S.A. (Fospac) [Member]
Income
Income from office lease	40
Fees for management and administrative services	S/ 917